SA Franklin Allocation Moderately Aggressive Portfolio Annual Fund Operating Expenses - SA Franklin Allocation Moderately Aggressive Portfolio	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	0.93%	[1]
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	1.08%	[1]
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	1.18%	[1]

[1]	Pursuant to a Master Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.670% of the Portfolio’s average daily net assets on the first $250 million, 0.620% of the Portfolio’s average daily net assets on the next $750 million and 0.550% of the Portfolio’s average daily net assets over $1 billion. This agreement may be modified or discontinued prior to July 31, 2027 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.